Related Party Transactions (FY) (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2020	Dec. 31, 2019
Related Party Transactions [Abstract]
Fees Earned/Expenses Incurred and Amounts Payable to Related Parties
The fees earned/expenses incurred and the amounts payable to such related parties are summarized in the following tables (in thousands):

	June 30, 2020	December 31, 2019
Due from related parties:
RAI - self insurance funds held	$—	$33
Operating expense reimbursements	—	264
Properties
Green Trails	2	—
Sandy Springs	7	—
	$9	297
Due to related parties:
Advisor
Operating expense reimbursements	$597	$6
Manager
Property management fees	318	328
Operating expense reimbursements	4	96
Properties
Meridian	—	2
	$919	$432

	Three Months Ended		Six Months Ended
	June 30,		June 30,
	2020	2019	2020	2019
Fees earned / expenses incurred:
Advisor
Asset management fees (1) (5)	$2,303	$2,320	$4,474	$4,733
Debt financing fees (2)	$—	$39	$—	$39
Disposition fees(4)	$—	$—	$—	$274
Operating expense reimbursements (2)	$994	$845	$2,074	$1,848

Manager
Property management fees (1)	$939	$925	$1,895	$1,907
Construction management fees (3)	$—	$52	$103	$113
Construction payroll reimbursements (3)	$—	$32	$—	$53
Operating expense reimbursements (2)	$—	$25	$—	$70

(1)	Included in Management fees on the consolidated statements of operations and comprehensive income (loss).
(2)	Included in General and administrative on the consolidated statements of operations and comprehensive income (loss).
(3)	Capitalized and included in Rental properties, net on the consolidated balance sheets.
(4)	Included in Net gain on disposition of property on the consolidated statements of operations and comprehensive income (loss).
(5)	Net with acquisition fees returned as a result of capital expense reallocation.

The fees earned/expenses incurred and the amounts payable to such related parties are summarized in the following tables (in thousands):

	December 31, 2019	December 31, 2018
Due from related parties:
RAI - self-insurance funds held	33	57
Operating expense reimbursements	264	—
	$297	$57

Due to related parties:
Advisor
Operating expense reimbursements	6	133
Manager
Property management fees	328	329
Operating expense reimbursements	96	97

RAI
Internal audit fees	—	25

Properties
Meridian	2	—
	$432	$584

	Years Ended
	December 31,
	2019	2018
Fees earned / expenses incurred:
Advisor
Asset management fees (1)	$9,374	$9,840
Debt financing fees (2)	$39	$78
Operating expense reimbursements (3)	$3,462	$3,708

Manager
Property management fees (1)	$3,834	$3,888
Construction management fees (4)	$255	$859
Construction payroll reimbursements (4)	$63	$121
Operating expense reimbursements (3)	$70	$201

(1)	Included in Management fees on the consolidated statements of operations and comprehensive loss.
(2)	Included in Mortgage notes payable, net on the consolidated balance sheets.
(3)	Included in General and administrative on the consolidated statements of operations and comprehensive loss.
(4)	Capitalized and included in Rental properties, net on the consolidated balance sheets.